Basis of preparation (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
U.S. Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.093	1.081
Closing foreign exchange rate	1.172	1.071	1.039
Swiss Franc
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	0.941	0.962
Closing foreign exchange rate	0.935	0.963	0.941
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	7.924	7.801
Closing foreign exchange rate	8.397	7.775	7.583
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	0.842	0.855
Closing foreign exchange rate	0.856	0.846	0.829
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	8.517	8.454
Closing foreign exchange rate	9.200	8.359	8.069
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.446	1.456
Closing foreign exchange rate	1.494	1.451	1.416
United Arab Emirates Dirham
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	4.013	3.971
Closing foreign exchange rate	4.304	3.931	3.815
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	162.120	164.461
Closing foreign exchange rate	169.170	171.940	163.060
South Korea Won
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1,556.502	1,460.315
Closing foreign exchange rate	1,588.21	1,474.86	1,532.15